                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                               Washington DC 20549

                                    FORM 13F


                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 2007

Check here if Amendment [ ]; Amendment number:

This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Tweedy, Browne Company LLC
Address:     350 Park Avenue, 9th Floor
             New York, NY  10022

Form 13F File Number: 28-1222

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:     Kenneth E. Leopold
Title:    General Counsel
Phone:    212-916-0600

Signature,                  Place,           and Date of Signing:
Kenneth E. Leopold     New York, New York        08/13/2007
Signature                  City,  State             Date

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                     FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              74

Form 13F Information Table Value Total:      $3,480,883

List of Other Included Managers:

        Provide a numbered list of the name(s) and Form file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.                                                  1
Form 13F File Number:                         28-04975
Name:                   Affiliated Managers Group Inc.


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
                                                            FORM 13F INFORMATION TABLE

NAME OF                              TITLE OF               VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER          VOTING AUTHORITY
 ISSUER                               CLASS       CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN  MANAGERS     SOLE     SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
ABN AMRO HLDGS ADR                     ADR     000937102    74711  1628753  SH       SOLE                1628753
AKZO NOBEL NV SPONSORED ADR            ADR     010199305    22441   261454  SH       SOLE                 261454
DIAGEO PLC- SPONSORED ADR              ADR     25243Q205    55103   661420  SH       SOLE                 661420
ENI SPONSORED ADR                      ADR     26874R108     1323    18285  SH       SOLE                  18285
GLAXO SMITHKLINE PLC, ADR              ADR     37733W105    59873  1143274  SH       SOLE                1143274
HEINEKEN HOLDINGS 'A' ADRS             ADR     B0DM8G4      34232   655159  SH       SOLE                 655159
HEINEKEN NV ADR                        ADR     2419176      38026  1294813  SH       SOLE                1294813
KOREA ELECTRIC POWER                   ADR     500631106      554    25300  SH       SOLE                  25300
NOVARTIS AG ADR                        ADR     66987V109     9966   177745  SH       SOLE                 177745
SANOFI-AVENTIS ADR                     ADR     80105N105    35112   871925  SH       SOLE                 871925
SK TELECOM - ADR                       ADR     78440P108   213576  7808977  SH       SOLE                7615177             193800
UNILEVER (UL)                          ADR     904767704    13532   419460  SH       SOLE                 419460
UNILEVER (UN)                          ADR     904784709    57013  1837950  SH       SOLE                1837950
HEINEKEN HOLDING NV                    COM     B0CCH46     448775  8664693  SH       SOLE                8664693
ENNSTONE PLC                           COM     0178725       5488  5470500  SH       SOLE                5470500
LLOYDS TSB GROUP PLC                   COM     0870612     268158 24038722  SH       SOLE               23322722             716000
HONDA MOTOR CO LTD                     COM     6435145       1363    37400  SH       SOLE                  37400
KRAFT INC.( New )                      COM     6486046        951    58400  SH       SOLE                  58400
ACMAT CORP CLASS A                     COM     004616207      843    51890  SH       SOLE                  51890
ALLIED IRISH BANKS PLC                 COM     019228402      305     5550  SH       SOLE                   5550
ALTRIA GROUP, INC.                     COM     02209S103     1350    19248  SH       SOLE                  19248
AMERICAN EXPRESS COMPANY               COM     025816109   119149  1947508  SH       SOLE                1890964              56544
AMERICAN NATIONAL INSURANCE CO         COM     028591105    54960   360155  SH       SOLE                 335474              24681
ANHEUSER-BUSCH COS. INC.               COM     035229103      793    15200  SH       SOLE                  15200
AT&T INC                               COM     00206R102      575    13865  SH       SOLE                  13865
BANK OF AMERICA CORP COM               COM     060505104    62239  1273049  SH       SOLE                1174049              99000
BAUSCH & LOMB                          COM     071707103    24355   350737  SH       SOLE                 277737              73000
BERKSHIRE HATHAWAY INC DEL             COM     084670108    20691      189  SH       SOLE                    189
BLOUNT INTERNATIONAL INC               COM     951801059     6409   489955  SH       SOLE                 489955
CITIZENS COMMUNICATIONS CO.            COM     17453B101     1884   123398  SH       SOLE                 123398
COMCAST CORP - CLASS A                 COM     20030N101      961    34189  SH       SOLE                  34189
COMCAST CORP SPECIAL CLASS A           COM     20030N200   149674  5353138  SH       SOLE                4847638             505500
CON-WAY INC.                           COM     205944101    54065  1076142  SH       SOLE                 993565              82577
CONOCOPHILLIPS                         COM     20825c104      785    10000  SH       SOLE                  10000
DOLLAR THRIFTY AUTOMOTIVE              COM     256743105     4803   117597  SH       SOLE                 117597
DOW CHEMICAL COMPANY                   COM     260543103      862    19500  SH       SOLE                  19500
ELECTRONIC DATA SYSTEMS CORP           COM     285661104    14686   529607  SH       SOLE                 362353             167254
EXXON MOBIL CORPORATION                COM     30231G102      292     3484  SH       SOLE                   3484
FEDERATED INVESTORS INC (PA.)          COM     314211103    72063  1880073  SH       SOLE                1788073              92000
FINISHMASTER                           COM     31787p108     1475    46102  SH       SOLE                  46102
FIRST LONG ISLAND CORP - NY            COM     320734106     2083   100088  SH       SOLE                 100088
FISHER COMPANIES INC                   COM     337756209      296     5824  SH       SOLE                   5824
G & K SERVICES INC                     COM     361268105     2364    59825  SH       SOLE                  59825
GENERAL ELECTRIC CO                    COM     369604103     2332    60910  SH       SOLE                  60910
GENUINE PARTS CO                       COM     372460105      668    13475  SH       SOLE                  13475
GREAT AMERN FINL RES INC               COM     389915109    10441   431606  SH       SOLE                 431606
HOME DEPOT INC                         COM     437076102    94154  2392743  SH       SOLE                2164550             228193
ILLINOIS TOOL WORKS                    COM     452308109      217     4000  SH       SOLE                   4000
KRAFT FOODS INC-A                      COM     50075n104      662    18780  SH       SOLE                  18780
LEUCADIA NATIONAL CORP                 COM     527288104    23992   680625  SH       SOLE                 680625
MB FINANCIAL, INC.                     COM     55264U108      900    25911  SH       SOLE                  25911
MBIA INC                               COM     55262C100    52173   838528  SH       SOLE                 756008              82520
NATIONAL WESTERN LIFE INS CO           COM     638522102    33494   132431  SH       SOLE                 132431
PNC FINANCIAL SERVICES GROUP I         COM     693475105    73117  1021477  SH       SOLE                 970477              51000
POPULAR INC.                           COM     733174106    22640  1408810  SH       SOLE                1408810
RAMCO GERSHENSON PROPERTIES TR         COM     751452202     4507   125446  SH       SOLE                 125446
RAYONIER INC                           COM     754907103    20692   458398  SH       SOLE                 458398
SHENANDOAH TELECOMMUNICATIONS          COM     82312B106      675    13280  SH       SOLE                  13280
SHERWIN WILLIAMS CO                    COM     824348106      518     7800  SH       SOLE                   7800
TORCHMARK CORP                         COM     891027104   103449  1544015  SH       SOLE                1544015
TRANSATLANTIC HLDGS                    COM     893521104   134441  1890078  SH       SOLE                1743754             146324
UNIFIRST CORP                          COM     904708104    59848  1358640  SH       SOLE                1251955             106685
URSTADT BIDDLE PROPERTIES INC.         COM     917286106      268    15000  SH       SOLE                  15000
UST INC                                COM     902911106      822    15300  SH       SOLE                  15300
VERIZON COMMUNICATIONS                 COM     92343V104      853    20718  SH       SOLE                  20718
WAL-MART STORES INC                    COM     931142103   103283  2146819  SH       SOLE                1996009             150810
WELLS FARGO & COMPANY                  COM     949746101    71716  2039116  SH       SOLE                2039116
AMERICAN INT'L GROUP                   COM     026874107   424156  6056773  SH       SOLE                5882073             174700
BRISTOL MYERS SQUIBB CO                COM     110122108    26649   844395  SH       SOLE                 677395             167000
COCA COLA FEMSA                        COM     191241108   155463  3510906  SH       SOLE                3339406             171500
JOHNSON & JOHNSON                      COM     478160104    20533   333217  SH       SOLE                 333217
NATUZZI SPA                            COM     63905A101    29903  3761422  SH       SOLE                3761422
PFIZER INC                             COM     717081103    26496  1036210  SH       SOLE                1036210
SUN-TIMES MEDIA GROUP,INC.             COM     86688Q100    43662  8316485  SH       SOLE                8316485


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